S000058960 [Member] Investment Strategy - Carillon Reams Core Plus Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets in bonds of varying maturities, including mortgage- and asset-backed securities. The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to-be-announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fund invests primarily in investment grade securities, but may also invest up to 25% of its assets in non‑investment grade securities, also known as high yield securities or “junk” bonds. If an investment held by the fund that is downgraded below investment grade causes the fund to exceed this limit, the fund may either sell or may continue to hold the security. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB‑ or higher by Standard & Poor’s Financial Services LLC (“S&P®”). In addition, the fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Foreign securities will generally be U.S. dollar denominated, but the fund may also invest in securities denominated in foreign currencies. Mortgage-backed securities are pools of mortgage loans that are assembled as securities for sale to investors by various governmental, government-related and private organizations. Asset-backed securities are securities that are secured or “backed” by pools of various types of assets, such as automobile loans, consumer loans, credit cards and equipment leases, on which cash payments are due at fixed intervals over set periods of time. CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade. The fund may invest in fixed income securities with call features.
The fund may invest in derivative instruments, such as options (including options on futures contracts), futures contracts (including interest rate, bond, U.S. Treasury and fixed income index futures contracts), currency and other forwards, including non-deliverable forwards (“NDFs”), and swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the fund’s Prospectus or Statement of Additional Information (“SAI”). The fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks. These derivatives may be used to enhance fund returns, increase liquidity, manage the duration of the fund’s portfolio and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to bonds may be used to satisfy the fund’s 80% investment policy. For the purposes of the fund’s 80% investment policy, the fund’s derivatives investments, other than credit default swaps where the fund is a protection seller, are valued at market value. Credit default swaps where the fund is a protection seller are valued at notional value.
The portfolio management team attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top‑down interest rate management with bottom‑up fixed income security selection, focusing on undervalued issues in the fixed income market. The portfolio management team first establishes the portfolio’s duration, or interest rate sensitivity. The portfolio management team determines whether the fixed income market is under-or over-priced by comparing current real interest rates (the nominal rates on U.S. Treasury securities less the investment adviser’s estimate of inflation) to historical real interest rates. If the current real interest rate is higher than historical norms, the market is considered undervalued and the portfolio management team will manage the portfolio with a duration greater than the Bloomberg U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. If the current real interest rate is less than historical norms, the market is considered overvalued and the portfolio management team will run a defensive portfolio by managing the portfolio with a duration less than the Bloomberg U.S. Aggregate Bond Index. The portfolio management team normally structures the fund so that the overall portfolio has a duration of less than eight years based on market conditions. For purposes of calculating the fund’s portfolio duration, the fund includes the effect of the derivative instruments held by the fund.
The portfolio management team then considers sector exposures. Sector exposure decisions are made on both a top‑down and bottom‑up basis. A bottom‑up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the fund subject to sector exposure constraints. However, for the more generic holdings in the fund, such as agency notes and pass-through mortgage backed securities, top‑down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.
Once the portfolio management team has determined an overall market strategy, the portfolio management team selects the most attractive fixed income securities for the fund. The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the fund’s portfolio from the best available values. The portfolio management team constantly monitors the expected returns of the securities in the fund versus those available in the market and of other securities the portfolio management team is considering for purchase. The portfolio management team’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the fund’s portfolio turnover rate will vary from year to year depending on market conditions and the fund may engage in frequent and active trading.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.